Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Loss	6 Months Ended		12 Months Ended
	Jun. 30, 2025 SGD ($) $ / shares	Jun. 30, 2024 SGD ($) $ / shares	Dec. 31, 2024 SGD ($) $ / shares	Dec. 31, 2023 SGD ($) $ / shares	Dec. 31, 2022 SGD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 350,045	$ 763,922	$ 1,849,509	$ 3,090,361	$ 4,189,838
Cost of sales	(310,279)	(464,536)	(886,730)	(1,391,923)	(1,608,781)
Gross (loss)/ profit	39,766	299,386	962,779	1,698,438	2,581,057
Other income	52,711	48,323	65,351	255,292	381,235
Fair value gain on redeemable, convertible, and cumulative preference shares (“RCCPS”)					3,200,000
Less: Expenses
- Marketing	(38,873)	(110,187)	(243,899)	(327,782)	(413,254)
- Administrative expenses	(5,277,601)	(5,123,586)	(6,279,777)	(3,457,587)	(3,409,099)
- Provision for expected credit loss (“ECL”)				(26,049)
- Bad debt written off			(9,068)	(227,067)	(696,526)
- Finance costs	(1,299)	(2,443)	(3,150)	(9,414)	(2,310)
Loss before tax	(5,225,296)	(4,888,507)	(5,507,764)	(2,094,169)	1,641,103
Income tax expenses					(5,202)
Loss for the period	(5,225,296)	(4,888,507)	(5,507,764)	(2,094,169)	1,635,901
Items that may be reclassified subsequently to profit or loss:
- Exchange differences on translation of foreign operations	16,557	(1,201)	6,693	(1,663)	(1,050)
Total comprehensive loss for the period	$ (5,208,739)	$ (4,889,708)	$ (5,501,071)	$ (2,095,832)	$ 1,634,851
Loss per share for the loss attributable to owners of the Company (in dollar)
Basic | $ / shares	$ (1.11)	$ (1.25)	$ (0.69)	$ (0.31)	$ 1.89
Diluted | $ / shares	$ (1.11)	$ (1.25)	$ (0.69)	$ (0.31)	$ 0.25